SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	3,673,901
Share options expired	6,510
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	0
Share options expired	0